Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Cash Flows from Operating Activities
Net income	$ 938	$ 513
Adjustments to reconcile net income to net cash flows from operating activities:
Net amortization of premiums and accretion of discounts on investments	327	412
Net gain on sales of securities	(36)	(106)
Gain on sale of loans	(2,252)	(1,478)
Proceeds from loans sold	76,220	87,336
Loans originated for sale	(72,147)	(86,777)
Amortization of net deferred loan origination costs	249	128
Depreciation and amortization	444	453
Provision for loan losses	180	158
Expense related to ESOP	44	35
Deferred income tax benefit	(116)	(116)
Earnings on investment in bank owned life insurance	(67)	(74)
Decrease in accrued interest receivable	3
Increase in other assets	(900)	(399)
Increase in other liabilities	675	165
Net Cash Flows From Operating Activities	3,562	250
Cash Flows from Investing Activities
Purchases of securities available-for-sale	(12,579)	(9,133)
Proceeds from maturities and calls of securities available-for-sale	11,285	4,000
Proceeds from sales of securities available-for-sale	2,213	2,574
Proceeds from principal paydowns on securities available-for-sale	1,106	4,174
Purchases of securities held-to-maturity	(2,204)	(1,243)
Proceeds from maturities and calls of securities held-to-maturity	7,334	4,307
Proceeds from sales of securities held-to-maturity	393	856
Proceeds from principal paydowns on securities held-to-maturity	26	542
Net increase in loans	(24,791)	(13,286)
(Purchase) redemption of Federal Home Loan Bank stock, net	(498)	61
Purchase of premises and equipment	(875)	(361)
Net Cash Flows From Investing Activities	(18,590)	(7,509)
Cash Flows from Financing Activities
Net (decrease) increase in deposits	(2,627)	10,254
Proceeds from long-term borrowings	19,000	12,500
Repayments on long-term borrowings	(14,279)	(12,833)
Net increase (decrease) in short-term borrowings	6,000	(1,500)
Purchase of treasury stock		(6)
Net proceeds from stock conversion and offering	8,990
Net (decrease) increase in official bank checks	(796)	656
Net Cash Flows From Financing Activities	16,288	9,071
Change in Cash and Cash Equivalents	1,260	1,812
Cash and Cash Equivalents - Beginning	6,147	4,335
Cash and Cash Equivalents - Ending	7,407	6,147
Supplementary Cash Flows Information
Interest paid	2,145	$ 1,994
Taxes paid	$ 306